UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2005

1.802204.101

RGM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 30.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 19.8%
Agency Coupons - 11.2%
6/6/05	2.82% (a)	$ 118,000	$ 117,981
6/21/05	2.93 (a)	185,000	184,831
7/3/05	2.99 (a)	131,000	130,970
8/22/05	3.18 (a)	100,000	99,939
			533,721
Discount Notes - 8.6%
7/6/05	2.75	33,000	32,913
7/13/05	3.06	48,870	48,697
8/3/05	2.96	35,000	34,821
8/10/05	2.89	51,000	50,717
8/17/05	2.95	65,000	64,595
8/17/05	2.99	97,981	97,363
9/6/05	3.10	79,000	78,351
			407,457
			941,178
Federal Home Loan Bank - 10.8%
Agency Coupons - 10.8%
6/1/05	3.03 (a)	80,000	79,997
6/13/05	2.88 (a)	160,000	159,869
8/2/05	3.10 (a)	45,000	44,964
8/10/05	3.12 (a)	150,000	149,908
8/26/05	3.17 (a)	81,000	80,989
			515,727
TOTAL FEDERAL AGENCIES			1,456,905
Repurchase Agreements - 69.4%
		Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/05 due 6/1/05 At 3.09% (b)		$ 2,812,814	$ 2,812,573
With:
Barclays Capital, Inc. At 3.03%, dated 4/29/05 due 6/22/05 (Collateralized by Mortgage Loan Obligations valued at $246,781,458, 4.13% - 6%, 7/1/14 - 6/1/35)		244,104	243,000
Morgan Stanley & Co., Inc. At 3.03%, dated 5/3/05 due 6/22/05 (Collateralized by Mortgage Loan Obligations valued at $247,860,000, 5.5% - 6%, 3/1/20 - 9/1/34)		244,023	243,000
TOTAL REPURCHASE AGREEMENTS			3,298,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,755,478)			4,755,478
NET OTHER ASSETS - 0.0%			(997)
NET ASSETS - 100%			$ 4,754,481
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$2,812,573,000 due 6/1/05 at 3.09%
Bank of America, National Association	$ 991,555
Barclays Capital Inc.	736,584
Greenwich Capital Markets, Inc.	283,301
Repurchase Agreement/ Counterparty	Value (000s)
J.P. Morgan Securities, Inc.	$ 424,952
Morgan Stanley & Co. Incorporated.	42,495
Societe Generale, New York Branch	99,155
Wachovia Capital Markets, LLC	121,210
WestLB AG	113,321
$ 2,812,573
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,755,478,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2005

1.802205.101

RMM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
British Telecommunications PLC
12/15/05	3.51%	$ 7,460	$ 7,631
12/15/05	3.52	11,135	11,389
12/15/05	3.54	1,960	2,005
12/15/05	3.56	7,810	7,987
12/15/05	3.72	1,930	1,972
Deutsche Telekom International Finance BV
6/15/05	2.81	5,270	5,281
6/15/05	2.82	6,125	6,138
6/15/05	2.84	2,465	2,470
6/15/05	2.85	1,285	1,288
6/15/05	2.86	395	396
6/15/05	2.87	1,175	1,177
6/15/05	2.88	1,048	1,050
6/15/05	2.89	1,975	1,979
6/15/05	2.91	610	611
6/15/05	2.94	2,165	2,169
6/15/05	3.22	7,810	7,825
France Telecom SA
3/1/06	3.74 (a)	2,965	3,045
3/1/06	3.82 (a)	2,800	2,874
3/1/06	3.89 (a)	4,640	4,760
3/1/06	3.92 (a)	12,737	13,064
3/1/06	3.94 (a)	1,500	1,538
3/1/06	3.98 (a)	780	800
TOTAL CORPORATE BONDS			87,449
Certificates of Deposit - 26.3%

Domestic Certificates Of Deposit - 2.1%
Huntington National Bank, Columbus
7/25/05	3.18	15,000	15,000
10/24/05	3.41	15,000	15,000
11/10/05	3.50	13,000	13,000
Standard Federal Bank
6/28/05	3.04	40,000	40,000
Washington Mutual Bank, California
6/13/05	2.70	75,000	75,000
8/18/05	3.17	180,000	180,000
			338,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 8.2%
ABN-AMRO Bank NV
8/8/05	3.17%	$ 155,000	$ 155,000
Alliance & Leicester PLC
8/10/05	3.07	75,000	75,001
Barclays Bank PLC
7/21/05	3.10	375,000	375,000
BNP Paribas SA
7/18/05	3.05	155,000	155,000
Credit Industriel et Commercial
8/1/05	3.03	75,000	75,000
8/3/05	3.05	85,000	85,000
8/8/05	3.07	150,000	150,000
8/11/05	3.09	75,000	75,000
Hypo Real Estate Bank International
8/11/05	3.30 (f)	29,000	29,000
Norddeutsche Landesbank Girozentrale
7/27/05	3.16	155,000	155,000
			1,329,001
New York Branch, Yankee Dollar, Foreign Banks - 16.0%
Banco Bilbao Vizcaya Argentaria SA
6/1/05	2.85 (c)	25,000	25,000
Bank of Tokyo-Mitsubishi Ltd.
8/3/05	3.16	150,000	150,000
8/9/05	3.18	165,000	165,000
BNP Paribas SA
6/22/05	3.01 (c)	155,000	154,996
7/1/05	2.80	235,000	235,000
7/1/05	2.83	80,000	80,000
Calyon
6/13/05	2.92 (c)	75,000	74,991
Canadian Imperial Bank of Commerce
6/15/05	3.15 (c)	155,000	155,003
DEPFA BANK PLC
6/24/05	3.03	150,000	150,000
7/1/05	3.03	50,000	50,000
Deutsche Bank AG
6/3/05	2.89 (c)	110,000	110,000
Dresdner Bank AG
7/18/05	2.86	35,000	35,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Eurohypo AG
6/27/05	3.05%	$ 20,000	$ 20,000
HBOS Treasury Services PLC
6/2/05	3.04 (c)	150,000	150,000
6/6/05	2.89 (c)	150,000	150,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	65,000	65,000
Royal Bank of Canada
6/15/05	2.93 (c)	70,000	69,992
Societe Generale
6/20/05	3.02 (c)	130,000	129,998
UBS AG
7/5/05	3.03 (c)	162,000	161,992
Unicredito Italiano Spa
6/21/05	2.98 (c)	75,000	74,998
7/14/05	3.07 (c)	50,000	49,998
7/27/05	3.11 (c)	155,000	154,993
8/12/05	3.18 (c)	35,000	34,998
8/12/05	3.20 (c)	130,000	129,982
			2,576,941
TOTAL CERTIFICATES OF DEPOSIT			4,243,942
Commercial Paper - 25.6%

American General Finance Corp.
7/14/05	3.10	20,000	19,927
Bank of America Corp.
8/5/05	3.13	143,000	142,202
Bear Stearns Companies, Inc.
6/20/05	3.04	60,000	59,904
Capital One Multi-Asset Execution Trust
6/28/05	3.08	50,000	49,885
7/5/05	3.07	40,000	39,885
7/12/05	3.14	50,000	49,822
CC USA, Inc.
6/10/05	2.91 (b)	148,000	147,893
8/8/05	3.17 (b)	40,000	39,763
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/17/05	3.05	86,250	86,133
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Clipper Receivables LLC
7/20/05	3.14%	$ 30,000	$ 29,873
7/21/05	3.10	25,000	24,893
Comcast Corp.
6/14/05	3.14 (b)	25,000	24,972
6/15/05	3.14 (b)	10,000	9,988
6/24/05	3.15 (b)	5,000	4,990
11/4/05	3.49 (b)	19,000	18,718
Countrywide Financial Corp.
6/14/05	3.09	30,000	29,967
Credit Suisse First Boston New York Branch
6/6/05	3.04	165,000	164,931
DaimlerChrysler NA Holding Corp.
6/2/05	3.20	15,000	14,999
6/7/05	3.21	10,000	9,995
6/15/05	3.21	16,000	15,980
6/16/05	3.22	20,000	19,973
6/22/05	3.24	16,000	15,970
6/23/05	3.22	39,000	38,923
6/27/05	3.23	20,000	19,953
Emerald (MBNA Credit Card Master Note Trust)
6/21/05	3.05	44,120	44,046
7/12/05	3.14	30,000	29,893
7/13/05	3.13	80,000	79,710
7/14/05	3.14	150,250	149,690
7/26/05	3.16	35,000	34,832
FCAR Owner Trust
6/9/05	3.05	115,000	114,922
6/15/05	2.85	65,000	64,929
6/16/05	2.85	10,000	9,988
7/5/05	3.05	46,150	46,018
9/15/05	3.29	74,000	73,294
10/4/05	3.35	7,000	6,920
Ford Motor Credit Co.
6/1/05	3.33	55,000	55,000
6/3/05	3.33	16,000	15,997
General Electric Capital Corp.
9/6/05	3.17	45,000	44,622
General Electric Capital Services, Inc.
9/6/05	3.17	110,000	109,075
Grampian Funding LLC
7/28/05	3.14	105,000	104,481
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Grampian Funding Ltd.
6/14/05	2.67%	$ 75,000	$ 74,929
International Lease Financial Corp.
7/18/05	3.10	10,000	9,960
7/19/05	3.10	37,000	36,848
Kellogg Co.
7/5/05	3.14	4,000	3,988
7/25/05	3.24	4,000	3,981
Liberty Street Funding Corp.
7/7/05	3.09	25,000	24,923
Motown Notes Program
6/3/05	3.00	30,000	29,995
6/20/05	3.02	34,000	33,946
6/20/05	3.05	58,000	57,907
7/5/05	3.09	8,173	8,149
7/12/05	3.10	15,000	14,947
7/13/05	3.09	49,000	48,824
7/13/05	3.11	25,000	24,910
7/18/05	3.17	37,200	37,047
7/19/05	3.10	40,000	39,836
7/25/05	3.18	42,500	42,299
8/10/05	3.22	35,000	34,783
8/23/05	3.28	15,000	14,888
8/26/05	3.31	30,000	29,765
Newcastle (Discover Card Master Trust)
6/3/05	3.09	15,000	14,997
6/6/05	3.06	63,755	63,728
6/6/05	3.07	45,000	44,981
6/20/05	3.00	10,000	9,984
6/21/05	3.07	50,000	49,915
6/22/05	3.07	105,000	104,813
Oracle Corp.
8/8/05	3.21	70,000	69,580
Paradigm Funding LLC
6/8/05	3.05	24,511	24,497
Park Granada LLC
6/15/05	3.06	40,000	39,953
6/27/05	3.04	195,000	194,575
6/29/05	3.02	23,000	22,946
6/29/05	3.03	25,000	24,941
6/29/05	3.06	49,000	48,884
6/30/05	3.07	189,000	188,536
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Park Granada LLC - continued
7/5/05	3.10%	$ 60,000	$ 59,825
Park Sienna LLC
6/10/05	3.07	100,000	99,924
SBC Communications, Inc.
6/2/05	2.96	45,000	44,996
6/6/05	2.98	19,000	18,992
6/7/05	3.01	27,000	26,987
6/8/05	3.01	10,000	9,994
6/21/05	3.07	25,000	24,958
Scaldis Capital LLC
7/14/05	3.09	3,146	3,134
7/15/05	3.09	31,916	31,796
8/18/05	3.22	171,162	169,979
Sheffield Receivables Corp.
6/24/05	3.04	50,000	49,903
Toyota Motor Credit Corp.
9/7/05	3.18	26,000	25,778
Triple-A One Funding Corp.
6/27/05	3.04	33,809	33,735
TOTAL COMMERCIAL PAPER			4,137,212
Master Notes - 3.3%

Bear Stearns Companies, Inc.
9/12/05	3.34 (f)	65,000	65,000
Goldman Sachs Group, Inc.
6/13/05	3.14 (c)(f)	88,000	88,000
6/14/05	3.14 (c)(f)	140,000	140,000
8/26/05	3.35 (c)(f)	110,000	110,000
1/9/06	3.69 (f)	135,000	135,000
TOTAL MASTER NOTES			538,000
Medium-Term Notes - 20.0%

Allstate Life Global Funding II
6/8/05	3.11 (b)(c)	20,000	20,000
6/15/05	3.08 (b)(c)	15,000	15,000
6/15/05	3.12 (b)(c)	20,000	20,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
American Express Credit Corp.
6/20/05	3.12% (b)(c)	$ 50,000	$ 49,992
ASIF Global Financing XXX
6/23/05	3.08 (b)(c)	80,000	80,000
Australia & New Zealand Banking Group Ltd.
6/23/05	3.08 (b)(c)	54,000	54,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (c)	125,000	125,000
BellSouth Telecommunications
6/6/05	3.00 (c)	25,000	25,000
BMW U.S. Capital LLC
6/15/05	3.06 (b)(c)	24,000	24,000
Citigroup Global Markets Holdings, Inc.
6/6/05	3.01 (c)	20,000	20,000
Descartes Funding Trust
6/15/05	3.09 (c)	30,000	30,000
First Tennessee Bank NA, Memphis
6/1/05	2.91 (c)	50,000	50,000
GE Capital Assurance Co.
6/1/05	3.16 (c)(f)	30,000	30,000
General Electric Capital Corp.
6/8/05	3.08 (c)	191,000	191,000
6/9/05	3.19 (c)	100,000	100,000
6/17/05	3.19 (c)	158,000	158,020
HBOS Treasury Services PLC
6/24/05	3.08 (c)	145,000	145,000
8/22/05	3.33 (b)(c)	15,000	15,006
Household Finance Corp.
6/6/05	3.05 (c)	20,000	20,000
HSBC Finance Corp.
6/24/05	3.08 (c)	62,000	62,000
Metropolitan Life Insurance Co.
6/6/05	3.08 (b)(c)	55,652	55,652
Morgan Stanley
6/1/05	3.14 (c)	20,000	20,000
6/6/05	3.12 (c)	35,000	35,000
6/15/05	3.09 (c)	46,000	46,000
6/15/05	3.21 (c)	45,000	45,014
6/27/05	3.13 (c)	90,000	90,003
National City Bank
6/1/05	2.83 (c)	100,000	100,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
6/6/05	3.11% (b)(c)	$ 15,000	$ 15,000
6/13/05	3.08 (c)	10,000	10,000
RACERS
6/22/05	3.09 (b)(c)	140,000	140,000
Royal Bank of Canada
6/10/05	3.10 (c)	15,000	15,000
Royal Bank of Scotland PLC
6/21/05	3.06 (b)(c)	230,000	230,000
SBC Communications, Inc.
6/5/05	2.39 (b)	10,000	10,002
6/5/06	4.02 (b)(g)	41,575	41,723
SLM Corp.
6/1/05	3.11 (b)(c)	85,000	85,000
Travelers Insurance Co.
7/1/05	3.20 (c)(f)	35,000	35,000
8/17/05	3.37 (c)(f)	10,000	10,000
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (c)	80,000	80,000
Verizon Global Funding Corp.
6/15/05	3.12 (c)	315,000	315,001
Washington Mutual Bank, California
7/27/05	3.16 (c)	129,000	129,000
8/4/05	3.19 (c)	80,000	80,000
Wells Fargo & Co.
6/2/05	3.13 (c)	60,000	60,000
6/15/05	3.06 (c)	147,500	147,500
WestLB AG
6/10/05	3.10 (b)(c)	67,000	67,000
Westpac Banking Corp.
6/13/05	2.99 (c)	30,000	30,000
8/30/05	3.29 (c)	50,000	50,001
White Pine Finance LLC
7/29/05	3.15 (b)(c)	58,000	57,994
TOTAL MEDIUM-TERM NOTES			3,233,908
Short-Term Notes - 2.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
6/1/05	3.06% (c)(f)	$ 41,000	$ 41,000
Jackson National Life Insurance Co.
7/1/05	3.24 (c)(f)	36,000	36,000
Metropolitan Life Insurance Co.
6/28/05	3.17 (b)(c)	20,000	20,000
7/1/05	3.29 (c)(f)	45,000	45,000
8/1/05	3.37 (c)(f)	20,000	20,000
Monumental Life Insurance Co.
6/1/05	3.22 (c)(f)	10,000	10,000
6/1/05	3.25 (c)(f)	45,000	45,000
New York Life Insurance Co.
7/1/05	3.23 (c)(f)	125,000	125,000
Pacific Life Insurance Co.
6/10/05	3.13 (c)(f)	15,000	15,000
Transamerica Occidental Life Insurance Co.
8/1/05	3.38 (c)(f)	55,000	55,000
Travelers Insurance Co.
8/19/05	3.38 (c)(f)	10,000	10,000
TOTAL SHORT-TERM NOTES			422,000
Municipal Securities - 0.8%
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 2001 U, 2.94% (MBIA Insured), VRDN (c)(d)		23,600	23,600
Idaho Health Facilities Auth. Rev. (Saint Lukes Reg'l. Med. Ctr. Proj.) 2.95% (FSA Insured), VRDN (c)		24,800	24,800
LoanStar Assets Partners LP Student Ln. Rev. Series A, 3.07%, LOC State Street Bank & Trust Co., Boston, VRDN (c)		75,000	75,000
TOTAL MUNICIPAL SECURITIES			123,400
Repurchase Agreements - 21.0%
		Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/31/05 due 6/1/05 At 3.09%)		$ 295,633	$ 295,608
With:
Banc of America Securities LLC At 3.11%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $525,000,000, 0% - 8%, 10/25/10 - 2/11/41)		500,043	500,000
Citigroup Global Markets, Inc. At 3.16%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $510,000,000, 4.8% - 12.39%, 3/15/07 - 10/15/16)		500,044	500,000
Deutsche Bank Securities, Inc. At 3.19%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $244,650,000, 1.91% - 7.47%, 4/15/09 - 3/20/44)		233,021	233,000
Goldman Sachs & Co. At:
3.16%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $279,480,000, 1.69% - 6.5%, 11/25/33 - 7/25/44) (c)(e)		274,914	274,000
3.18%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $68,250,020) (c)(e)		65,218	65,000
J.P. Morgan Securities, Inc. At 3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $266,282,715, 7.4% - 8%, 12/29/09 - 4/1/37)		254,276	253,000
Lehman Brothers, Inc. At:
3.1%, dated 5/31/05 due 6/2/05 (Collateralized by Commercial Paper Obligations valued at $15,302,457, 0.04%, 6/2/05)		15,003	15,000
3.12%, dated 5/26/05 due 6/1/05 (Collateralized by Commercial Paper Obligations valued at $56,103,525, 0.08% - 6%, 6/1/05 - 8/15/05)		55,029	55,000
Merrill Lynch, Pierce, Fenner & Smith At 3.21%, dated 4/29/05 due 7/27/05 (Collateralized by Corporate Obligations valued at $241,588,886, 1.91% - 12.75%, 7/15/05 - 9/15/35) (c)(e)		231,825	230,000
Morgan Stanley & Co. At:
3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $102,846,507, 0% - 9.5%, 2/1/06 - 5/20/40)		100,504	100,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. At: - continued
3.14%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $480,960,367, 0% - 6.4%, 6/30/05 - 12/25/34)		$ 468,041	$ 468,000
Wachovia Securities, Inc. At 3.13%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $408,000,000, 3.35% - 7.86%, 12/6/05 - 7/19/45)		400,035	400,000
TOTAL REPURCHASE AGREEMENTS			3,388,608
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $16,174,519)			16,174,519
NET OTHER ASSETS - (0.1)%			(22,295)
NET ASSETS - 100%			$ 16,152,224
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,246,693,000 or 7.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,044,000,000 or 6.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 65,000
GE Capital Assurance Co. 3.16%, 6/1/05	4/1/05	$ 30,000
Goldman Sachs Group, Inc.: 3.14%, 6/13/05	1/13/05	$ 88,000
3.14%, 6/14/05	2/14/05	$ 140,000
3.35%, 8/26/05	8/26/04	$ 110,000
3.69%, 1/9/06	4/12/05	$ 135,000
Hartford Life Insurance Co. 3.06%, 6/1/05	12/16/03	$ 41,000
Hypo Real Estate Bank International 3.3%, 8/11/05	5/9/05	$ 29,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 3.29%, 7/1/05	3/26/02	$ 45,000
3.37%, 8/1/05	2/24/03	$ 20,000
Monumental Life Insurance Co.: 3.22%, 6/1/05	7/31/98	$ 10,000
3.25%, 6/1/05	3/12/99	$ 45,000
Security	Acquisition Date	Cost (000s)
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02 - 12/19/02	$ 125,000
Pacific Life Insurance Co 3.13%, 6/10/05	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 55,000
Travelers Insurance Co.: 3.2%, 7/1/05	4/1/05	$ 35,000
3.37%, 8/17/05	5/17/05	$ 10,000
3.38%, 8/19/05	8/19/04	$ 10,000
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $16,174,519,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005